UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments.  The schedule of investments for the period ending September 30, 2006 is filed herewith.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	September 30, 2006

Principal
Amount	Fixed Income Securities	Value
	Asset Backed Securities (11.5% of Net Assets)
	Banking (11.5%)
$2,500,000	Ameriquest Mortgage Securities, Inc. (06-R2-M10), 7.24%, due 03/29/36	$2,245,360
2,661,000	Argent Securities, Inc. (06-W3-M10), (144A), 7.253%, due 05/25/36	2,359,974	*
2,000,000	Argent Securities, Inc. (06-W4-M10), 7.429%, due 05/25/36	1,760,000
2,000,000	Carrington Mortgage Loan Trust (06-NC1-M10), (144A), 8.323%, due 01/25/36	1,876,250	*
2,000,000	Countrywide Asset-Backed Certificates (06-5-B), 7.723%, due 03/25/36	2,018,080
2,000,000	Countrywide Asset-Backed Certificates (06-6-B), (144A), 7.751%, due 03/29/36	1,824,140	*
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF5-M10), (144A), 7.323%, due 04/25/36	1,786,250	*
2,000,000	First Franklin Mortgage Loan Asset Backed Certificate (06-FF7-M10), (144A), 7.12%, due 05/25/36	1,792,187	*
2,000,000	Fremont Home Loan Trust (06-2-M9), 7.723%, due 04/28/36	1,810,937
2,000,000	HSI Asset Securitization Corp. Trust (06-OPT3-M9), 6.78%, due 04/05/36	2,000,000
2,000,000	JP Morgan Mortgage Acquisition Corp. (06-NC1-M10), (144A), 7.34%, due 04/25/36	1,785,000	*
1,000,000	Residential Asset Mortgage Products, Inc. (06-NC3-M9), 7.053%, due 03/25/36	1,000,000
2,000,000	Saxon Asset Securities Trust (06-2-B4), 7.63%, due 09/25/36	1,819,430
2,000,000	Soundview Home Equity Loan Trust (06-OPT2-M9), (144A), 7.32%, due 05/25/36	1,830,312	*
2,000,000	Soundview Home Equity Loan Trust (06-OPT3-M9), (144A), 7.823%, due 06/25/36	1,811,563	*
2,000,000	Structured Asset Securities Corp. (06-WF1-M9), 6.818%, due 02/25/36	2,000,000
	Total Banking	29,719,483
	Total Asset Backed Securities (Cost: $29,262,973)	29,719,483

	Collateralized Debt Obligations (13.6%)
	Banking (13.6%)
4,000,000	ARES VR, Ltd. (06-1A), (144A), 7.253%, due 02/24/18	3,760,000	* **
1,000,000	Bering CDO, Ltd. (06-1A), 0%, due 09/07/46	950,000	**
1,000,000	Bering CDO, Ltd. (06-1A-C), (144A), 11.923%, due 09/07/46	1,000,000	* **
1,000,000	CW Capital Cobalt (06-2A-K), (144A), 8.55%, due 04/26/50	1,000,000	* **
1,000,000	CW Capital Cobalt II, 0%, due 04/26/50	940,000	** ***

2,000,000	De Meer Middle Market CLO, Ltd. (06-1A), 5.477%, due 10/20/18	1,900,000	**
1,000,000	De Meer Middle Market CLO, Ltd. (06-1A-E), (144A), 9.477%, due 10/20/18	1,000,000	* **
1,000,000	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41	970,000	* ** ***
1,000,000	Four Corners CLO (06-1A-S1), (144A), 0%, due 01/26/20	902,500	* **
2,000,000	Galaxy CLO, Ltd. (06-6I), 0%, due 06/13/18	1,920,000	**
2,000,000	Galaxy CLO, Ltd. (06-7A), (144A), 0%, due 10/13/18	1,960,000	* **
1,000,000	IXIS ABS CDO Ltd. (06-1I-E), 11.41%, due 12/13/46	1,000,000	**
3,000,000	Katonah, Ltd. (8A), (144A), 0%, due 05/20/18	2,790,000	* **
2,000,000	Marathon Structured Finance CDO, Ltd. (06-1A-E), (144A), 11.058%, due 07/26/46	2,000,000	* **
3,500,000	Octagon Investment Partners X, Ltd. (06-10A), (144A), 0%, due 10/18/20	3,465,000	**
3,000,000	Prospect Park CDO, Ltd. (06-1I), 0%, due 07/15/20	3,000,000	**
2,000,000	Vertical CDO Ltd. (06-2A), (144A), 0%, due 05/09/46	1,960,000	* **
2,000,000	Vertical CDO Ltd. (06-2A-C), (144A), 11.444%, due 05/09/46	1,977,616	* **
1,750,000	Vertical CDO Ltd. (06-CR1A), 0%, due 04/22/46	1,750,000	** ***
1,000,000	Vertical CDO Ltd. (06-CR1A-G), 9.08%, due 04/22/46	1,000,000	**
	Total Banking	35,245,116

	Total Collateralized Debt Obligations (Cost: $34,712,500)	35,245,116

	Convertible Corporate Bonds (8.7%)
	Banking (1.8%)
2,495,000	SLM Corp., 5.435%, due 07/25/35	2,522,944
2,185,000	Wachovia Corp., 9.5%, due 09/20/07	2,185,000
	Total Banking	4,707,944

	Commercial Services (0.2%)
355,000	Rentech, Inc., 4%, due 04/15/13	476,144

	Electronics (3.0%)
1,885,000	Agere Systems, Inc., 6.5%, due 12/15/09	1,904,868
1,590,000	ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06	1,950,310	*
1,935,000	Fairchild Semiconductor Corp., 5%, due 11/01/08	1,926,621
1,895,000	LSI Logic Corp., 4%, due 05/15/10	1,911,297
	Total Electronics	7,693,096

	Industrial - Diversified (0.4%)
900,000	Tyco International Group SA, 3.125%, due 01/15/23	1,186,083

	Media - Broadcasting & Publishing (0.8%)
2,060,000	Ciena Corp., 3.75%, due 02/01/08	1,997,046

	Pharmaceuticals (0.8%)
685,000	Connetics Corp., 2%, due 03/30/15	582,421
1,730,000	Connetics Corp., (144A), 2%, due 03/30/15	1,470,933	*
	Total Pharmaceuticals	2,053,354

	Real Estate (0.8%)
2,025,000	Affordable Residental Communities, Inc., (144A), 7.5%, due 08/15/25	2,036,036	*

	Telecommunications (0.9%)
2,390,000	Lucent Technologies, Inc., 8%, due 08/01/31	2,411,032

	Total Convertible Corporate Bonds (Cost: $23,014,713)	22,560,735

Number of
Shares
	Convertible Preferred Stocks (12.2%)
	Aerospace & Defense (1.0%)
20,000	Northrop Grumman Corp., $1.75	2,665,000

	Automobiles (1.7%)
43,785	Ford Motor Co. Capital Trust II, $1.625	1,483,217
54,400	General Motors Corp., $1.125	1,360,000
77,950	General Motors Corp., $1.3125	1,568,354
	Total Automobiles	4,411,571

	Banking (0.3%)
15,000	Credit Suisse First Boston Corp., Inc., $1.375	829,800

	Commercial Services (1.3%)
61,450	Central Parking Finance Trust, $1.3125	1,275,088
41,985	United Rentals, Inc., $1.625	1,973,295
	Total Commercial Services	3,248,383

	Containers & Packaging (0.6%)
63,561	Smurfit-Stone Container Corp., $1.75	1,517,519	****

	Electric Utilities (1.6%)
42,100	AES Trust III, $1.6875	2,068,163
79,500	Great Plains Energy, Inc., $2.00	1,981,140
	Total Electric Utilities	4,049,303

	Food & Staples Retailing (1.6%)
80,165	Albertson’s, Inc., $1.8125	2,030,579
37,760	Rite Aid Corp., $1.75	2,015,440
	Total Food & Staples Retailing	4,046,019

	Insurance (0.8%)
32,705	Reinsurance Group of America, Inc., $1.4375	2,174,883

	Media (0.7%)
2,000	Interpublic Group of Companies, Inc., (144A), $1.28125	1,917,500	*

	Oil, Gas & Consumable Fuels (0.8%)
20,945	Chesapeake Energy Corp., $1.125	1,947,885

	Road & Rail (0.8%)
1,860	Kansas City Southern, $1.28125	2,142,488

	Transportation (0.2%)
9,350	Bristow Group, Inc., $1.375	461,656

	Utilities (0.8%)
40,400	Entergy Corp., $1.90625	2,191,700

	Total Convertible Preferred Stocks (Cost: $31,424,020)	31,603,707

Principal
Amount
	Collateralized Mortgage Obligations (23.3%)
	Banking (2.1%)
5,902,165	GSR Mortgage Loan Trust (03-7F-1A4), 5.25%, due 06/25/33	5,472,564

	U.S. Government Securities (21.2%)
2,023,000	Federal Home Loan Mortgage Corp. (2684-SN), 4.506%, due 10/15/33	1,576,857
1,950,546	Federal Home Loan Mortgage Corp. (2870-E0), 0%, due 10/15/34 (P/O)	1,211,604
3,144,097	Federal Home Loan Mortgage Corp. (2951-NS), 0%, due 03/15/35 (I/F)	2,095,275
2,732,295	Federal Home Loan Mortgage Corp. (2962-GT), 0%, due 04/15/35 (I/F)(TAC)	2,459,382
1,368,907	Federal Home Loan Mortgage Corp. (2990-JK), 1.678%, due 03/15/35 (I/F)	1,102,575
1,805,099	Federal Home Loan Mortgage Corp. (3019-SQ), 0%, due 06/15/35 (I/F)	1,313,063
3,549,316	Federal Home Loan Mortgage Corp. (3035-TP), 6.5%, due 12/15/33	3,389,917
2,447,272	Federal Home Loan Mortgage Corp. (3062-HO), 0%, due 11/15/35 (P/O)	1,705,112
1,770,243	Federal Home Loan Mortgage Corp. (3074-LO), 0%, due 11/15/35 (P/O)	1,243,041
419,763	Federal Home Loan Mortgage Corp. (3076-ZQ), 5.5%, due 11/15/35	400,896
1,932,209	Federal Home Loan Mortgage Corp. (3081-PO), 0%, due 07/15/33 (P/O)	1,459,221
3,336,643	Federal Home Loan Mortgage Corp. (3092-CS), 7.488%, due 12/15/35 (TAC)	3,096,005
3,473,954	Federal Home Loan Mortgage Corp. (3092-LO), 0%, due 12/15/35 (P/O)(TAC)	2,856,111
2,819,318	Federal Home Loan Mortgage Corp. (3092-OL), 0%, due 12/15/35 (P/O)	2,000,222
1,707,241	Federal Home Loan Mortgage Corp. (3153-NK), 5.573%, due 05/15/36	1,476,976
2,029,677	Federal Home Loan Mortgage Corp. (3186-SB), 3.19%, due 07/15/36	1,689,510
3,260,148	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	2,959,274
2,064,565	Federal National Mortgage Association (05-44-TS), 2.092%, due 03/25/35 (I/F)(TAC)	1,398,320
3,528,682	Federal National Mortgage Association (05-69-HO), 0%, due 08/25/35 (P/O)	2,726,824
2,139,046	Federal National Mortgage Association (05-87-ZQ), 4.5%, due 10/25/25	2,060,265
1,689,323	Federal National Mortgage Association (05-92-DT), 6%, due 10/25/35 (TAC)	1,603,451

2,237,587	Federal National Mortgage Association (06-14-SP), 6.079%, due 03/25/36	2,217,523
2,060,118	Federal National Mortgage Association (06-15-LO), 0%, due 03/25/36 (P/O)	1,638,549
3,178,122	Federal National Mortgage Association (06-44-C), 0%, due 12/25/33 (P/O)	2,581,048
2,636,363	Federal National Mortgage Association (06-57-SA), 3.447%, due 06/25/36 (I/F)	2,256,266
2,000,000	Federal National Mortgage Association (06-67-DS), 1.848%, due 07/25/36 (I/F)	1,497,693
3,203,322	Federal National Mortgage Association (25-62-BO), 0%, due 07/25/35 (P/O)	2,206,448
4,119,188	Government National Mortgage Association (05-45-DK), 1.167%, due 06/16/35 (I/F)	2,484,694
	Total U.S. Government Securities	54,706,122
	Total Collateralized Mortgage Obligations (Cost: $58,175,664)	60,178,686

	Other Fixed Income (33.5%)
	Financial Services (33.5%)
86,280,000	Dow Jones CDX, NA. HY Trust I, (144A), 8.375%, due 12/29/11	86,443,932	* #
	Total Other Fixed Income (Cost: $86,387,850)	86,443,932
	Total Fixed Income Securities (Cost: $262,977,720) (102.8%)	265,751,659

Number of
Shares	Common Stock	Value
	Advertising (0.1%)
5,800	Focus Media Holding, Ltd. (ADR)	335,936	*** ****

	Aerospace & Defense (0.2%)
12,000	Honeywell International, Inc.	490,800

	Automobiles (0.2%)
14,100	General Motors Corp.	468,966	****

	Biotechnology (0.7%)
13,300	CV Therapeutics, Inc.	148,162	*** ****
9,200	Genentech, Inc.	760,840	*** ****
12,700	MedImmune, Inc.	370,967	*** ****
7,500	Nuvelo, Inc.	136,800	***
6,400	Onyx Pharmaceuticals, Inc.	110,656	*** ****
6,600	Vertex Pharmaceuticals, Inc.	222,090	*** ****
	Total Biotechnology	1,749,515

	Capital Markets (1.1%)
4,700	Affiliated Managers Group, Inc.	470,517	*** +
22,600	E*TRADE Group, Inc.	540,592	***
9,600	Merrill Lynch & Co., Inc.	750,912
12,100	SEI Investments Co.	679,899
6,000	T. Rowe Price Group, Inc.	287,100
	Total Capital Markets	2,729,020

	Chemicals (0.3%)
4,300	Air Products & Chemicals, Inc.	285,391
12,500	Du Pont (E.I.) de Nemours & Co.	535,500
3,000	Lyondell Chemical Co.	76,110
	Total Chemicals	897,001

	Commercial Services & Supplies (1.2%)
7,700	Advisory Board Co.	389,004	*** ****
8,900	Corporate Executive Board Co.	800,199
11,500	Monster Worldwide, Inc.	416,185	***
21,100	Resources Connection, Inc.	565,269	***
11,200	Robert Half International, Inc.	380,464	****
15,000	Waste Management, Inc.	550,200
	Total Commercial Services & Supplies	3,101,321

	Communications Equipment (0.6%)
137,600	Lucent Technologies, Inc.	321,984	***
38,500	Nokia Oyj (ADR)	758,065
3,700	Research In Motion, Ltd.	379,842	*** ****
	Total Communications Equipment	1,459,891

	Computer Software & Services (0.0%)
1,400	Commvault Systems, Inc.	25,200	***
1,000	DivX, Inc.	23,770	***
	Total Computer Software & Services	48,970

	Computers & Peripherals (0.6%)
18,300	Hewlett-Packard Co.	671,427
6,300	International Business Machines Corp.	516,222	****
66,800	Sun Microsystems, Inc.	331,996	***
	Total Computers & Peripherals	1,519,645

	Consumer Finance (0.2%)
5,300	Capital One Financial Corp.	416,898

	Containers & Packaging (0.4%)
39,100	Packaging Corp. of America	907,120

	Diversified Consumer Services (0.4%)
14,700	Bright Horizons Family Solutions, Inc.	613,431	***
4,200	Strayer Education, Inc.	454,482	****
	Total Diversified Consumer Services	1,067,913

	Diversified Financial Services (0.9%)
15,900	Citigroup, Inc.	789,753
9,200	GFI Group, Inc.	508,668	***
20,200	JPMorgan Chase & Co.	948,592
	Total Diversified Financial Services	2,247,013

	Diversified Telecommunication Services (0.7%)
25,200	AT&T, Inc.	820,512
16,868	BCE, Inc.	456,954
35,000	Qwest Communications International, Inc.	305,200	*** ****
20,037	Windstream Corp.	264,288
	Total Diversified Telecommunication Services	1,846,954

	Electric Utilities (0.2%)
15,500	American Electric Power Co., Inc.	563,735

	Electrical Equipment (0.1%)
9,700	Energy Conversion Devices, Inc.	359,288	*** ****

	Energy Equipment & Services (0.6%)
9,300	FMC Technologies, Inc.	499,410	***
10,700	Foster Wheeler, Ltd.	412,913	***
19,600	Smith International, Inc.	760,480
	Total Energy Equipment & Services	1,672,803

	Food Products (0.5%)
21,600	Kraft Foods, Inc., Class A	770,256	****
39,900	Sara Lee Corp.	641,193
	Total Food Products	1,411,449

	Health Care Equipment & Supplies (0.7%)
11,300	Abaxis, Inc.	264,307	*** ****
16,100	Boston Scientific Corp.	238,119	***
8,200	Foxhollow Technologies, Inc.	280,358	*** ****
12,800	IntraLase Corp.	252,288	*** ****
4,800	Intuitive Surgical, Inc.	506,160	*** ****
5,400	Palomar Medical Technologies, Inc.	227,880	*** ****
	Total Health Care Equipment & Supplies	1,769,112

	Health Care Providers & Services (0.6%)
10,200	Aetna, Inc.	403,410
8,800	Express Scripts, Inc.	664,312	***
50,100	Tenet Healthcare Corp.	407,814	*** ****
	Total Health Care Providers & Services	1,475,536

	Health Care Technology (0.1%)
5,700	Cerner Corp.	258,780	*** ****

	Hotels, Restaurants, & Leisure (0.4%)
8,800	Cheesecake Factory, Inc. (The)	239,272	***
10,100	Ctrip.com International, Ltd. (ADR)	453,995	****
6,700	Wynn Resorts, Ltd.	455,667	*** ****
	Total Hotels, Restaurants, & Leisure	1,148,934

	Household Durables (0.1%)
6,900	Sony Corp. (ADR)	278,484

	Household Products (0.2%)
8,100	Kimberly-Clark Corp.	529,416

	Information Technology Services (0.8%)
7,000	Alliance Data Systems Corp.	386,330	***
5,200	CheckFree Corp.	214,864	***
12,400	Cognizant Technology Solutions Corp., Class A	918,344	***
18,900	Electronic Data Systems Corp.	463,428
	Total Information Technology Services	1,982,966

	Insurance (0.7%)
5,500	American International Group, Inc.	364,430
9,400	Chubb Corp.	488,424
4,770	Hub International, Ltd.	137,949
18,698	National Interstate Corp.	459,971
9,600	The St. Paul Travelers Companies, Inc.	450,144
	Total Insurance	1,900,918

	Internet & Catalog Retail (0.1%)
16,800	Netflix, Inc.	382,704	*** ****

	Internet Software & Services (0.6%)
11,900	Akamai Technologies, Inc.	594,881	***
3,000	Baidu.com, Inc. (ADR)	262,620	*** ****
4,000	Equinix, Inc.	240,400	*** ****
14,600	Yahoo!, Inc.	369,088	***
	Total Internet Software & Services	1,466,989

	Leisure Equipment & Products (0.2%)
22,800	Mattel, Inc.	449,160

	Life Science Tools & Services (0.2%)
6,300	Invitrogen Corp.	399,483	*** ****

	Machinery (0.2%)
10,700	Joy Global, Inc.	402,427

	Media (0.6%)
17,800	Clear Channel Communications, Inc.	513,530
11,300	Comcast Corp., Class A	416,405	*** ****
35,300	Regal Entertainment Group, Class A	699,646	****
	Total Media	1,629,581

	Metals & Mining (0.1%)
4,200	United States Steel Corp.	242,256

	Multiline Retail (0.1%)
7,600	Federated Department Stores, Inc.	328,396

	Oil, Gas & Consumable Fuels (0.7%)
9,600	Chevron Corp.	622,656
9,700	ConocoPhillips	577,441
9,300	Veritas DGC, Inc.	612,126	***
	Total Oil, Gas & Consumable Fuels	1,812,223

	Paper & Forest Products (0.2%)
18,600	MeadWestvaco Corp.	493,086

	Personal Products (0.2%)
14,800	Avon Products, Inc.	453,768

	Pharmaceuticals (0.7%)
21,000	Pfizer, Inc.	595,560
15,500	Salix Pharmaceuticals, Ltd.	210,180	***
13,100	Watson Pharmaceuticals, Inc.	342,827	***
14,500	Wyeth	737,180
	Total Pharmaceuticals	1,885,747

	Real Estate (0.2%)
13,200	CapitalSource, Inc.	340,824	****
13,700	Crescent Real Estate Equities Co. (REIT)	298,797
	Total Real Estate	639,621

	Retail (0.2%)
21,700	Urban Outfitters, Inc.	383,873	*** ****

	Road & Rail (0.6%)
5,500	Con-way, Inc.	246,510
24,600	CSX Corp.	807,618
4,700	Union Pacific Corp.	413,600
	Total Road & Rail	1,467,728

	Semiconductors & Semiconductor Equipment (0.8%)
15,500	Broadcom Corp., Class A	470,270	***
8,900	Hittite Microwave Corp.	396,050	*** ****
31,500	Intel Corp.	647,955
24,300	Marvell Technology Group, Ltd.	470,691	***
	Total Semiconductors & Semiconductor Equipment	1,984,966

	Software (0.5%)
10,300	ANSYS, Inc.	455,054	***
46,100	Opsware, Inc.	415,361	***
13,700	Salesforce.com, Inc.	491,556	*** ****
	Total Software	1,361,971

	Textiles, Clothing & Fabrics (0.0%)
4,987	Hanesbrands, Inc.	112,257	***

	Thrifts & Mortgage Finance (0.2%)
7,900	Fannie Mae	441,689

	Wireless Telecommunication Services (0.1%)
6,000	Alltel Corp.	333,000
	Total Common Stock (Cost: $49,093,162) (19.1%)	49,309,309

Principal
Amount	Short-Term Investments	Value
342,846	Abbey National PLC, 5.27%, due 10/03/06	342,846	+
342,846	Abbey National PLC, 5.27%, due 10/04/06	342,846	+
342,853	ABN Amro Bank NV, 5.305%, due 11/21/06	342,853	+
356,560	Bank of America, 5.27%, due 11/10/06	356,560	+
342,846	Bank of America, 5.3%, due 11/20/06	342,846	+
411,415	Bank of Montreal, 5.28%, due 10/16/06	411,415	+

685,692	Bank of Nova Scotia, 5.29%, due 10/18/06	685,692	+
342,846	Barclays PLC, 5.249%, due 10/02/06	342,846	+
342,846	Barclays PLC, 5.31%, due 10/20/06	342,846	+
299,505	Barton Capital Corp., 5.267%, due 10/06/06	299,505	+
203,504	Barton Capital Corp., 5.277%, due 10/10/06	203,504	+
137,138	BNP Paribas, 5.26%, due 10/05/06	137,138	+
137,138	Canadian Imperial Bank of Commerce, 5.28%, due 10/30/06	137,138	+
342,846	CBA (Delaware) Finance, Inc., 5.275%, due 10/23/06	342,846	+
137,138	Charta LLC, 5.314%, due 11/01/06	137,138	+
227,936	Ciesco LLC, 5.29%, due 11/16/06	227,936	+
342,846	Credit Suisse First Boston Corp., 5.3%, due 10/24/06	342,846	+
274,277	Credit Suisse First Boston Corp., 5.31%, due 11/13/06	274,277	+
342,846	Credit Suisse First Boston Corp., 5.31%, due 11/14/06	342,846	+
478,181	Fairway Finance Corp., 5.274%, due 10/03/06	478,181	+
205,708	Fairway Finance Corp., 5.292%, due 10/24/06	205,708	+
277,705	First Tennessee Bank, 5.3%, due 10/20/06	277,705	+
342,846	Fortis Bank, 5.28%, due 10/19/06	342,846	+
274,277	Fortis Bank, 5.3%, due 11/20/06	274,277	+
137,138	General Electric Capital Services, Inc., 5.285%, due 11/03/06	137,138	+
342,846	Harris Trust & Savings, 5.28%, due 11/22/06	342,846	+
342,846	HBOS Treasury Services, 5.28%, due 10/31/06	342,846	+
230,130	Kitty Hawk Funding Corp., 5.283%, due 10/25/06	230,130	+
205,708	Liberty Street Funding Corp., 5.282%, due 10/13/06	205,708	+
411,415	Lloyds TSB Bank PLC, 5.27%, due 10/02/06	411,415	+
285,869	National Australia Bank, Ltd., 5.36%, due 10/02/06	285,869	+
274,277	Paradigm Funding LLC, 5.287%, due 10/10/06	274,277	+
137,138	Park Avenue Receivables Corp., 5.281%, due 10/03/06	137,138	+
137,138	Park Avenue Receivables Corp., 5.283%, due 10/26/06	137,138	+
342,846	Royal Bank of Canada, 5.3%, due 10/27/06	342,846	+
479,985	Royal Bank of Canada, 5.3%, due 11/17/06	479,985	+
137,138	Sheffield Receivables Corp., 5.285%, due 10/18/06	137,138	+
274,277	Skandinaviska Enskilda Banken AB, 5.3%, due 11/20/06	274,277	+
14,422	SunTrust Banks, Inc., 5.375%, due 10/02/06	14,422	+
124,494	Svenska Handelsbanken NY, 5.35%, due 10/02/06	124,494	+
137,138	Three Pillars Funding Corp., 5.284%, due 10/02/06	137,138	+
205,708	Toronto Dominion Bank, Ltd., 5.265%, due 10/12/06	205,708	+
342,846	UBS AG, 5.305%, due 10/02/06	342,846	+
274,277	Variable Funding Capital Corp., 5.265%, due 10/02/06	274,277	+
342,846	Wells Fargo Bank & Co., 5.27%, due 10/17/06	342,846	+
134,331	Yorktown Capital LLC, 5.287%, due 10/18/06	134,331	+
	Total	12,849,454

	Total Short-Term Investments (Cost: $12,849,454) (5.0%)	12,849,454
	Total Investments (Cost: $324,920,336) (126.9%)	327,910,422
	Liabilities in Excess of Other Assets (-26.9%)	(69,492,743)
	Net Assets (100.0%)	$258,417,679

Notes to the Schedule of Investments:

CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2006, the value of these securities amounted to $128,204,505 or 49.6% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Fund’s Board of Directors.

**		Restricted Security (Note 4).

***		Non-income producing.

****		Represents investment of security lending collateral (Note 3).

+		Security partially or fully lent (Note 3).

#		Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discounts Notes, Repurchase Agreements and Time Deposits.

Investments by Industry

	Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace & Defense	1.2
Automobiles	1.9
Banking	29.3
Biotechnology	0.7
Capital Markets	1.1
Chemicals	0.3
Commercial Services	1.5
Commercial Services & Supplies	1.2
Communications Equipment	0.6
Computer Software & Services	0.0	**
Computers & Peripherals	0.6
Consumer Finance	0.2
Containers & Packaging	1.0
Diversified Consumer Services	0.4
Diversified Financial Services	0.9
Diversified Telecommunication Services	0.7
Electric Utilities	1.8
Electrical Equipment	0.1
Electronics	3.0

Energy Equipment & Services	0.6
Financial Services	33.5
Food & Staples Retailing	1.6
Food Products	0.5
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.6
Health Care Technology	0.1
Hotels, Restaurants, & Leisure	0.4
Household Durables	0.1
Household Products	0.2
Industrial - Diversified	0.4
Information Technology Services	0.8
Insurance	1.5
Internet & Catalog Retail	0.1
Internet Software & Services	0.6
Leisure Equipment & Products	0.2
Life Science Tools & Services	0.2
Machinery	0.2
Media	1.3
Media - Broadcasting & Publishing	0.8
Metals & Mining	0.1
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	1.5
Paper & Forest Products	0.2
Personal Products	0.2
Pharmaceuticals	1.5
Real Estate	1.0
Retail	0.2
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	0.8
Software	0.5
Telecommunications	0.9
Textiles, Clothing & Fabrics	0.0	**
Thrifts & Mortgage Finance	0.2
Transportation	0.2
U.S. Government Securities	21.2
Utilities	0.8
Wireless Telecommunication Services	0.1
Short-Term Investments	5.0
Total	126.9%

*                                                                                         These classifications are unaudited.

**                                                                                  Value rounds to less than 0.1% of net assets

See accompanying Notes to the Schedule of Investments

TCW Strategic Income Fund, Inc.

Notes to Schedule of Investments (Unaudited)	September 30, 2006

Note 1 – Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (“the Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.  The Fund commenced operations on March 5, 1987.  The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation.  The Fund may invest in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period.  Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices.  Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed-upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2 - Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2006, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$8,846,036
Depreciated securities	(5,855,950)
Net unrealized appreciation	$2,990,086
Cost of securities for federal income tax purposes	$325,949,194

Note 3—Security Lending:

During the period ended September 30, 2006, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At September 30, 2006, the cash collateral received from the borrowing brokers was $12,849,454 which is 103.65% of the value of the loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  The value of these securities amounted to $35,245,116 or 13.6% of net assets at September 30, 2006.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	November 10, 2006

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	November 10, 2006